Condensed Consolidated Statements of Changes in Stockholder’s Deficit (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2024	Sep. 30, 2024
Cantor Equity Partners, Inc.
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001